Property plant and equipment net	6 Months Ended
Jun. 30, 2023
Property plant and equipment net
Property, plant and equipment, net

Note 7 – Property, Plant and Equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	June 30,	December 31,
	2023	2022
Building	$4,554,216	$4,831,806
Machinery and Production equipment	1,468,742	1,214,709
Electronic equipment	184,591	193,652
Office equipment	47,456	49,899
Automobiles	266,713	292,251
Construction in progress	1,095	377,300
Subtotal	6,522,813	6,959,617
Less: Accumulated depreciation	(4,906,552)	(5,303,175)
Property, plant and equipment, net	$1,616,261	$1,656,442

Depreciation expense was $141,934 and $200,439 for the six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, building with net book value of $298,000 and $351,128 respectively, were pledged as collateral for bank loans (Note 10).